WINTERGREEN FUND, INC. (Prospectus Summary) | WINTERGREEN FUND, INC.
WINTERGREEN FUND, INC.
Investment Objective
The investment objective of Wintergreen Fund, Inc. (the "Fund") is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees WINTERGREEN FUND, INC.	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 calendar days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WINTERGREEN FUND, INC.	Investor Class	Institutional Class
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.22%	none
Other Expenses	0.14%	0.14%	[1]
Total Annual Fund Operating Expenses	1.86%	1.64%
[1]	"Other Expenses" is based on estimated amounts for the current fiscal year for the Institutional Class.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:
Expense Example WINTERGREEN FUND, INC. (USD $)	Investor Class	Institutional Class
After 1 year	189	167
After 3 years	585	517
After 5 years	1,006	892
After 10 years	2,180	1,944

Portfolio Turnover
The Fund pays transaction costs, such as commissions and other market-related fees when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example above, affect the Fund's performance. During the Fund's most recent fiscal year, the
Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests mainly in equity securities of companies that Wintergreen Advisers, LLC (the "Investment Manager" or
"Wintergreen Advisers") believes are available at market prices less than their intrinsic value.

The Investment Manager will follow a global value approach to investing. The
Fund intends to trade in securities of U.S. or non-U.S. companies that the
Investment Manager believes trade at a discount to intrinsic value. The Fund may take an activist role, where it will seek to influence or control management, or invest in other companies that do so when the Investment Manager believes the
Fund may benefit. The Fund may invest in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy, which may involve the purchase of bank debt, lower-rated or defaulted debt securities (including, so-called "junk bonds"), comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The Fund may also participate in arbitrage opportunities.

With an emphasis on undervalued equities, risk arbitrage, other arbitrage transactions and distressed companies, the Fund will focus its investments in areas where the Investment Manager finds the most compelling opportunities at any given moment and on situations that, in the Investment Manager's opinion, have the potential for capital appreciation. The Investment Manager will examine each security separately and will not apply a predetermined formula. In order to maintain investment flexibility, the Investment Manager has not established guidelines as to the size of an issuer, its earnings, or the industry in which it operates in order for a security to be included or excluded for purchase by the Fund.

The Fund may also engage in hedging strategies. Hedging strategies designed to reduce potential loss as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates, and broad or specific market movements may be used. To the extent that the Fund engages in currency hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts ("forward contracts"). The Fund may also engage in other currency transactions such as currency futures contracts, currency swaps, options on currencies, or options on currency futures, or it may engage in other types of transactions, such as the purchase and sale of exchange-listed and over-the-counter ("OTC") put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts. The Fund may execute short sales of securities. In a short sale transaction, the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales (i) as a form of hedging to offset potential declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility, and
(iii) for profit.

The Fund expects to invest substantially, and may invest up to 100% of its assets, in foreign securities, which may include sovereign debt and participations in foreign government debt, some of which may be issued by countries with emerging markets.
Principal Risks of Investing in the Fund
The Fund is subject to several risks, any of which could cause an investor to lose money. An investment in the Fund is not a bank deposit or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are as follows:

A portion of the Fund's assets may be allocated to stocks in which case the Fund would be subject to the following associated risk:

   •    Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with investing in the Fund may increase.

A potentially significant portion of the Fund's assets may be allocated to foreign securities in which case the Fund would be subject to the following associated risks:

   •    Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

   •    Emerging Markets Risk, which is the risk associated with investments in emerging markets may be more pronounced than the risks involved in investing in more developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

   •    Currency Risk, which is the risk the value of foreign securities may be affected by changes in currency exchange rates.

A portion of the Fund's assets may be allocated to debt securities in which case the Fund would be subject to the following associated risks:

   •    Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates.

   •    Income Risk, which is the chance that the Fund's income will decline because of falling interest rates.

   •    Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline.

   •    Junk Bond Risk, which is the risk that the securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

A portion of the Fund's assets may be allocated to derivatives in which case the
Fund would be subject to the following associated risk:

   •    Counterparty Risk, which is the risk that the other party to an agreement will default.

   •    Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Fund to greater risks and result in poorer overall performance. For example, the Fund may attempt to hedge
        (protect) against currency risks, largely using forward contracts. Forward contracts are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid.

A portion of the Fund's assets may be allocated to selling securities short in which case the Fund would be subject to the following associated risks:

   •    Short Sale Risk, which is the risk that the Fund will incur a theoretically unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

A portion of the Fund's assets may be allocated to investments in smaller and mid-size companies in which case the Fund would be subject to the following associated risk:

   •    Smaller and Mid-Size Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management, diversity in products, and established markets for their products and/or services that may be associated with investments in larger issuers.

A portion of the Fund's assets may be allocated to investments in loan participations in which case the Fund would be subject to the following associated risk:

   •    Loan Participations Risk, which is the risk that the Fund will generally be subject to credit risks of both the borrower and the lender selling the participation, which risks may result from the Fund's lack of enforcement rights under the terms of the underlying loan agreement, its lack of set-off rights against the borrower, and the limited benefits that any supporting loan collateral would confer upon the Fund in the event of a default.

A portion of the Fund's assets may be allocated to investments where the
Investment Manager takes an activist role, in which case the Fund would be subject to the following associated risk:

   •    Investor Activism Risk, which is the risk that if the Investment Manager actively seeks to influence the management of a portfolio company in which it is invested, the Fund's investment results, trading flexibility, and costs may be impacted.

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR
INVESTMENT IN THE FUND WILL GO UP AND DOWN. YOU COULD LOSE MONEY.
Performance
The bar chart and Average Annual Total Returns table demonstrate the variability of the Fund's return by showing changes in the performance for Investor Class shares (the Class with the longest period of annual returns) from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. No performance information is presented for the
Institutional Class shares since that class did not have a full calendar year of performance as of the date of this Prospectus. The performance of the
Institutional Class shares will differ because the Institutional Class shares have different expenses than the Investor Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.wintergreenfund.com or by calling (888) GOTOGREEN (888-468-6473).
Investor Class Calendar Years Ended December 31

During the periods shown in the chart, the highest quarterly return was 22.59%
(for the quarter ended June 30, 2009) and the lowest quarterly return was
-21.16% (for the quarter ended December 31, 2008).
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns WINTERGREEN FUND, INC.	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	0.57%	3.61%	6.39%	Oct. 17, 2005
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	0.57%	3.52%	6.28%	Oct. 17, 2005
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.37%	3.09%	5.53%	Oct. 17, 2005
S&P 500 ® Index	S&P 500®Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.04%	Oct. 17, 2005

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
("IRA"). After tax returns are presented for the Investor Class shares only. After tax returns for the
Institutional Class shares will vary.